Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

May 31, 2021

AIG-QTLY-0721
1.797921.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.5%
Entertainment - 1.5%
Activision Blizzard, Inc.	114,937	$11,178
Cinemark Holdings, Inc. (a)	34,481	781
Electronic Arts, Inc.	35,454	5,067
Live Nation Entertainment, Inc. (a)	57,555	5,186
Marcus Corp. (a)(b)	59,201	1,250
Netflix, Inc. (a)	57,987	29,156
Take-Two Interactive Software, Inc. (a)	16,189	3,004
The Walt Disney Co. (a)	246,062	43,959
		99,581
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	18,590	43,814
Class C (a)	62,767	151,366
Facebook, Inc. Class A (a)	361,505	118,838
IAC (a)	8,339	1,330
JOYY, Inc. ADR	36,114	2,779
Snap, Inc. Class A (a)	60,154	3,737
Tongdao Liepin Group (a)	1,540,421	4,525
Twitter, Inc. (a)	133,261	7,729
Vimeo, Inc. (a)	13,538	569
Z Holdings Corp.	584,900	2,790
Zoominfo Technologies, Inc.	37,700	1,652
		339,129
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	45,377	1,636
Comcast Corp. Class A	433,032	24,830
Liberty Media Corp. Liberty Formula One Group Series C (a)	41,385	1,848
		28,314
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	154,923	21,914

TOTAL COMMUNICATION SERVICES		488,938

CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.7%
Ferrari NV	19,300	4,071
Tesla, Inc. (a)	65,500	40,952
		45,023
Distributors - 0.1%
LKQ Corp. (a)	189,900	9,677
Hotels, Restaurants & Leisure - 1.5%
Aristocrat Leisure Ltd.	165,176	5,337
Boyd Gaming Corp. (a)	67,800	4,366
Caesars Entertainment, Inc. (a)	55,100	5,920
Churchill Downs, Inc.	31,900	6,365
Compass Group PLC (a)	383,600	8,744
Domino's Pizza, Inc.	19,600	8,367
MakeMyTrip Ltd. (a)	81,132	2,231
Marriott International, Inc. Class A (a)	125,200	17,976
McDonald's Corp.	56,800	13,285
Penn National Gaming, Inc. (a)	13,000	1,066
The Booking Holdings, Inc. (a)	9,200	21,726
		95,383
Household Durables - 0.6%
GoPro, Inc. Class A (a)	217,500	2,440
Leggett & Platt, Inc.	132,500	7,291
Lennar Corp. Class A	152,900	15,139
Mohawk Industries, Inc. (a)	29,300	6,173
Tempur Sealy International, Inc.	128,700	4,955
		35,998
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	49,585	159,816
Coupang, Inc. Class A (a)(b)	36,600	1,493
Deliveroo Holdings PLC (a)(c)	319,700	1,141
Deliveroo Holdings PLC	200,000	642
eBay, Inc.	218,500	13,302
Farfetch Ltd. Class A (a)	99,200	4,596
Global-e Online Ltd. (a)	23,100	759
Kogan.Com Ltd.	29,521	232
Porch Group, Inc. Class A (a)	321,700	5,508
THG PLC	237,000	2,048
ZOZO, Inc.	17,900	613
		190,150
Leisure Products - 0.1%
Mattel, Inc. (a)	190,882	4,049
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	113,400	11,057
Nordstrom, Inc. (a)	120,300	4,035
		15,092
Specialty Retail - 1.5%
Auto1 Group SE (c)	48,200	2,557
Burlington Stores, Inc. (a)	17,100	5,530
Industria de Diseno Textil SA	98,200	3,817
Lowe's Companies, Inc.	225,800	43,993
The Home Depot, Inc.	76,609	24,431
TJX Companies, Inc.	268,530	18,137
		98,465
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	43,900	2,490
LVMH Moet Hennessy Louis Vuitton SE	7,700	6,168
NIKE, Inc. Class B	79,664	10,871
PVH Corp. (a)	48,400	5,557
Tapestry, Inc. (a)	275,600	12,372
		37,458

TOTAL CONSUMER DISCRETIONARY		535,054

CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	1,700	1,799
Constellation Brands, Inc. Class A (sub. vtg.)	32,700	7,839
Keurig Dr. Pepper, Inc.	113,900	4,210
Kweichow Moutai Co. Ltd. (A Shares)	7,922	2,774
Molson Coors Beverage Co. Class B (a)	46,400	2,706
Monster Beverage Corp. (a)	114,575	10,801
PepsiCo, Inc.	178,000	26,333
Pernod Ricard SA	24,600	5,436
The Coca-Cola Co.	535,300	29,597
		91,495
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	163,100	7,305
Costco Wholesale Corp.	63,400	23,982
U.S. Foods Holding Corp. (a)	223,100	8,688
Walgreens Boots Alliance, Inc.	127,100	6,693
Walmart, Inc.	186,800	26,531
		73,199
Food Products - 0.4%
Bunge Ltd.	16,100	1,398
Darling Ingredients, Inc. (a)	42,300	2,896
Freshpet, Inc. (a)	9,400	1,662
Hotel Chocolat Group Ltd. (a)	27,100	149
Lamb Weston Holdings, Inc.	76,000	6,269
Mondelez International, Inc.	247,700	15,736
		28,110
Household Products - 0.8%
Procter& Gamble Co.	333,800	45,013
The Clorox Co.	23,500	4,153
		49,166
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	43,300	13,272
Herbalife Nutrition Ltd. (a)	37,100	1,950
		15,222
Tobacco - 0.2%
Altria Group, Inc.	202,100	9,947

TOTAL CONSUMER STAPLES		267,139

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	167,400	4,085
Halliburton Co.	70,900	1,592
Oceaneering International, Inc. (a)	110,409	1,576
SBM Offshore NV	45,400	783
Subsea 7 SA	286,800	2,846
		10,882
Oil, Gas & Consumable Fuels - 2.0%
Africa Oil Corp. (a)	1,366,500	1,380
APA Corp.	108,600	2,259
Canadian Natural Resources Ltd.	260,400	9,021
Cheniere Energy, Inc. (a)	16,700	1,418
Chevron Corp.	35,076	3,641
DHT Holdings, Inc.	50,100	321
Euronav NV	19,947	191
Exxon Mobil Corp.	723,791	42,248
Harbour Energy PLC (a)	5,060,100	1,476
Hess Corp.	147,700	12,380
HollyFrontier Corp.	54,300	1,763
Imperial Oil Ltd.	184,900	6,101
Kosmos Energy Ltd. (a)	415,900	1,323
Magellan Midstream Partners LP	79,700	3,928
Marathon Petroleum Corp.	25,000	1,545
MEG Energy Corp. (a)	1,018,800	6,764
Murphy Oil Corp.	103,800	2,251
Phillips 66 Co.	94,574	7,965
Range Resources Corp. (a)	75,200	1,020
Reliance Industries Ltd.	15,709	250
Reliance Industries Ltd.	378,584	10,949
Reliance Industries Ltd. sponsored GDR (c)	76,523	4,412
Valero Energy Corp.	84,700	6,810
		129,416

TOTAL ENERGY		140,298

FINANCIALS - 8.3%
Banks - 3.3%
Bank of America Corp.	1,138,791	48,273
BNP Paribas SA	50,300	3,463
Citigroup, Inc.	160,730	12,651
Citizens Financial Group, Inc.	166,400	8,303
Comerica, Inc.	60,100	4,717
EFG Eurobank Ergasias SA (a)	4,279,500	4,018
First Horizon National Corp.	156,898	2,992
JPMorgan Chase & Co.	186,200	30,581
M&T Bank Corp.	30,200	4,853
NatWest Group PLC	413,900	1,216
Piraeus Financial Holdings SA (a)	748,700	1,370
PNC Financial Services Group, Inc.	107,900	21,006
Signature Bank	13,000	3,247
Societe Generale Series A	222,200	7,115
Standard Chartered PLC (United Kingdom)	518,800	3,739
UniCredit SpA	259,100	3,316
Wells Fargo & Co.	1,142,000	53,354
		214,214
Capital Markets - 1.8%
Bank of New York Mellon Corp.	599,200	31,206
BlackRock, Inc. Class A	26,400	23,154
Cboe Global Markets, Inc.	39,272	4,371
Coinbase Global, Inc. (a)	2,500	591
Goldman Sachs Group, Inc.	26,400	9,821
Intercontinental Exchange, Inc.	32,700	3,691
Morgan Stanley	280,500	25,511
State Street Corp.	93,600	8,141
StepStone Group, Inc. Class A	146,250	4,636
Virtu Financial, Inc. Class A	242,100	7,372
		118,494
Consumer Finance - 1.6%
360 DigiTech, Inc. ADR (a)	77,100	2,164
Ally Financial, Inc.	41,700	2,281
American Express Co.	155,700	24,932
Capital One Financial Corp.	357,009	57,400
OneMain Holdings, Inc.	238,325	13,785
Shriram Transport Finance Co. Ltd.	89,092	1,790
		102,352
Diversified Financial Services - 0.5%
Ant International Co. Ltd. Class C (a)(d)(e)	463,804	1,271
Berkshire Hathaway, Inc.:
Class A (a)	11	4,796
Class B (a)	83,100	24,052
Voya Financial, Inc.	85,200	5,582
		35,701
Insurance - 1.1%
AIA Group Ltd.	251,200	3,353
American International Group, Inc.	192,800	10,188
Arthur J. Gallagher & Co.	52,600	7,712
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,000	2,818
Hartford Financial Services Group, Inc.	213,000	13,920
The Travelers Companies, Inc.	144,900	23,141
Willis Towers Watson PLC	30,900	8,076
		69,208
Thrifts & Mortgage Finance - 0.0%
Mr. Cooper Group, Inc. (a)	9	0

TOTAL FINANCIALS		539,969

HEALTH CARE - 9.0%
Biotechnology - 0.9%
Amgen, Inc.	113,979	27,120
Argenx SE ADR (a)	15,700	4,380
Biogen, Inc. (a)	9,400	2,514
Blueprint Medicines Corp. (a)	30,000	2,741
PTC Therapeutics, Inc. (a)	58,340	2,291
Regeneron Pharmaceuticals, Inc. (a)	29,300	14,721
Vertex Pharmaceuticals, Inc. (a)	14,800	3,088
		56,855
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	339,154	39,562
Boston Scientific Corp. (a)	848,055	36,085
DexCom, Inc. (a)	23,476	8,672
Envista Holdings Corp. (a)	229,000	9,994
Intuitive Surgical, Inc. (a)	28,000	23,581
Masimo Corp. (a)	13,400	2,889
Nevro Corp. (a)	31,800	4,792
Siemens Healthineers AG (c)	214,808	12,128
Stryker Corp.	134,690	34,382
		172,085
Health Care Providers & Services - 2.5%
Alignment Healthcare, Inc. (a)	6,851	173
AmerisourceBergen Corp.	107,800	12,369
Cigna Corp.	6,320	1,636
dentalcorp Holdings Ltd. (a)	141,399	1,640
Guardant Health, Inc. (a)	23,100	2,867
HCA Holdings, Inc.	125,200	26,892
Humana, Inc.	58,500	25,605
Oak Street Health, Inc. (a)	67,380	4,069
Option Care Health, Inc. (a)	205,000	3,760
Surgery Partners, Inc. (a)	239,146	13,997
UnitedHealth Group, Inc.	173,518	71,476
		164,484
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	111,558	5,990
Life Sciences Tools & Services - 0.6%
Avantor, Inc. (a)	338,400	10,880
Thermo Fisher Scientific, Inc.	67,983	31,918
		42,798
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR (b)	249,400	14,158
Bristol-Myers Squibb Co.	465,794	30,612
Eli Lilly & Co.	151,200	30,201
Horizon Therapeutics PLC (a)	181,100	16,600
Roche Holding AG (participation certificate)	33,945	11,883
Royalty Pharma PLC	242,500	9,729
UCB SA	82,500	7,759
Zoetis, Inc. Class A	149,600	26,431
		147,373

TOTAL HEALTH CARE		589,585

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	12,100	1,701
General Dynamics Corp.	104,862	19,914
Lockheed Martin Corp.	31,400	12,001
Northrop Grumman Corp.	62,900	23,013
Raytheon Technologies Corp.	376,999	33,444
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,600	672
The Boeing Co. (a)	133,076	32,872
		123,617
Air Freight & Logistics - 0.5%
FedEx Corp.	92,860	29,233
United Parcel Service, Inc. Class B	22,800	4,893
		34,126
Airlines - 0.0%
Spirit Airlines, Inc. (a)	121,600	4,342
Commercial Services & Supplies - 0.0%
CoreCivic, Inc. (a)	402,211	3,149
Construction & Engineering - 0.4%
AECOM (a)	302,626	19,674
Granite Construction, Inc.	118,954	4,801
		24,475
Electrical Equipment - 1.0%
Array Technologies, Inc.	317,591	5,177
Emerson Electric Co.	4,100	392
Plug Power, Inc. (a)	64,800	1,989
Sensata Technologies, Inc. PLC (a)	459,283	27,295
Shoals Technologies Group, Inc.	74,950	2,069
Sunrun, Inc. (a)	630,205	28,183
		65,105
Industrial Conglomerates - 0.7%
3M Co.	38,192	7,755
General Electric Co.	2,174,786	30,577
Honeywell International, Inc.	24,300	5,611
		43,943
Machinery - 1.0%
Allison Transmission Holdings, Inc.	523,717	22,158
Caterpillar, Inc.	156,032	37,616
Flowserve Corp.	110,000	4,663
		64,437
Marine - 0.2%
Genco Shipping & Trading Ltd.	176,417	2,787
Golden Ocean Group Ltd.	163,700	1,632
Star Bulk Carriers Corp. (b)	351,300	6,854
		11,273
Professional Services - 0.7%
Dun & Bradstreet Holdings, Inc. (a)	143,700	3,085
Equifax, Inc.	5,000	1,175
Nielsen Holdings PLC	1,473,447	40,092
		44,352
Road & Rail - 0.9%
Lyft, Inc. (a)	119,561	6,826
Norfolk Southern Corp.	71,615	20,117
Uber Technologies, Inc. (a)	498,643	25,346
Union Pacific Corp.	20,437	4,593
		56,882

TOTAL INDUSTRIALS		476,996

INFORMATION TECHNOLOGY - 16.7%
Electronic Equipment & Components - 1.3%
Corning, Inc.	58,100	2,535
Flex Ltd. (a)	1,293,240	23,627
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,189,000	4,766
Insight Enterprises, Inc. (a)	35,639	3,724
Jabil, Inc.	910,870	51,419
		86,071
IT Services - 3.5%
Capgemini SA	36,500	6,834
Cognizant Technology Solutions Corp. Class A	78,000	5,582
Fidelity National Information Services, Inc.	59,200	8,820
Fiserv, Inc. (a)	24,000	2,765
Genpact Ltd.	142,800	6,532
Global Payments, Inc.	38,900	7,535
GoDaddy, Inc. (a)	38,500	3,117
Liveramp Holdings, Inc. (a)	47,500	2,386
MasterCard, Inc. Class A	225,100	81,167
PayPal Holdings, Inc. (a)	150,000	39,003
Squarespace, Inc. Class A (a)	10,776	567
Visa, Inc. Class A	251,150	57,086
Wix.com Ltd. (a)	21,800	5,665
		227,059
Semiconductors& Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	10,400	833
Applied Materials, Inc.	115,463	15,949
Cirrus Logic, Inc. (a)	48,200	3,763
eMemory Technology, Inc.	47,000	1,592
Lam Research Corp.	21,400	13,907
Marvell Technology, Inc.	217,000	10,481
Micron Technology, Inc. (a)	312,287	26,276
NVIDIA Corp.	88,900	57,765
NXP Semiconductors NV	135,797	28,710
ON Semiconductor Corp. (a)	456,306	18,270
Qualcomm, Inc.	77,915	10,483
Semtech Corp. (a)	30,600	1,928
SiTime Corp. (a)	17,700	1,740
Universal Display Corp.	2,600	561
Xilinx, Inc.	26,500	3,366
		195,624
Software - 6.1%
Adobe, Inc. (a)	1,500	757
Anaplan, Inc. (a)	182,700	9,411
Autodesk, Inc. (a)	74,130	21,191
Ceridian HCM Holding, Inc. (a)	13,400	1,199
Cloudflare, Inc. (a)	9,100	747
Cognyte Software Ltd. (a)	296,790	7,639
Digital Turbine, Inc. (a)	54,900	3,633
Elastic NV (a)	16,796	1,985
Epic Games, Inc. (d)(e)	1,715	1,518
Everbridge, Inc. (a)	5,000	588
Intuit, Inc.	12,100	5,313
Microsoft Corp.	1,033,800	258,121
NortonLifeLock, Inc.	104,030	2,877
Salesforce.com, Inc. (a)	146,089	34,784
ServiceNow, Inc. (a)	9,500	4,502
Stripe, Inc. Class B (a)(d)(e)	15,600	626
SVMK, Inc. (a)	854,100	16,612
Verint Systems, Inc. (a)	84,600	3,901
Workday, Inc. Class A (a)	42,700	9,766
Workiva, Inc. (a)	6,500	617
Yext, Inc. (a)	572,123	8,279
Zendesk, Inc. (a)	35,200	4,810
		398,876
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	1,387,120	172,849
HP, Inc.	177,300	5,182
Western Digital Corp. (a)	48,600	3,656
		181,687

TOTAL INFORMATION TECHNOLOGY		1,092,729

MATERIALS - 2.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	19,460	5,831
Albemarle Corp. U.S.	20,000	3,342
Amyris, Inc. (a)(d)	320,612	4,562
Amyris, Inc. (d)	148,235	2,109
Amyris, Inc. (a)	183,580	2,612
Balchem Corp.	19,500	2,555
Ecolab, Inc.	31,883	6,857
FMC Corp.	33,800	3,944
Innospec, Inc.	35,844	3,624
Linde PLC	45,083	13,552
LyondellBasell Industries NV Class A	41,700	4,696
Olin Corp.	231,742	11,330
Sherwin-Williams Co.	18,154	5,147
Valvoline, Inc.	172,700	5,699
		75,860
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	19,307	7,021
Summit Materials, Inc. (a)	176,674	6,152
Vulcan Materials Co.	32,500	5,958
		19,131
Containers & Packaging - 0.1%
Crown Holdings, Inc.	82,400	8,507
Metals & Mining - 0.6%
Commercial Metals Co.	127,815	4,022
First Quantum Minerals Ltd.	432,300	10,753
Freeport-McMoRan, Inc.	322,648	13,784
Newmont Corp.	141,028	10,363
		38,922

TOTAL MATERIALS		142,420

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	31,900	5,686
American Tower Corp.	66,700	17,039
Corporate Office Properties Trust (SBI)	41,400	1,143
CubeSmart	160,500	7,028
Digital Realty Trust, Inc.	50,800	7,699
Douglas Emmett, Inc.	58,500	2,031
Equinix, Inc.	5,000	3,684
Equity Lifestyle Properties, Inc.	118,900	8,425
Invitation Homes, Inc.	209,300	7,591
Kilroy Realty Corp.	55,700	3,911
Lexington Corporate Properties Trust	315,200	3,902
Mid-America Apartment Communities, Inc.	54,100	8,694
Prologis (REIT), Inc.	127,300	15,001
SBA Communications Corp. Class A	14,600	4,353
Ventas, Inc.	77,500	4,297
VICI Properties, Inc.	42,700	1,329
Weyerhaeuser Co.	50,200	1,906
		103,719
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	345,100	6,560
Jones Lang LaSalle, Inc. (a)	13,300	2,690
		9,250

TOTAL REAL ESTATE		112,969

UTILITIES - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	7,200	619
Duke Energy Corp.	11,300	1,132
Edison International	137,800	7,699
Entergy Corp.	24,571	2,586
Evergy, Inc.	93,365	5,788
Exelon Corp.	242,976	10,963
FirstEnergy Corp.	184,000	6,975
NextEra Energy, Inc.	253,900	18,591
NRG Energy, Inc.	51,700	1,662
PG&E Corp. (a)	588,862	5,971
PPL Corp.	49,100	1,429
Southern Co.	193,700	12,381
		75,796
Independent Power and Renewable Electricity Producers - 0.1%
FTC Solar, Inc. (a)	91,100	980
The AES Corp.	198,849	5,053
		6,033
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	220,945	5,590
Dominion Energy, Inc.	113,645	8,653
NiSource, Inc.	136,600	3,483
Sempra Energy	70,024	9,488
		27,214

TOTAL UTILITIES		109,043

TOTAL COMMON STOCKS
(Cost $2,870,868)		4,486,674

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Series B (d)(e)	16,809	757
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	6,703	491
TOTAL INDUSTRIALS		1,248
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (d)(e)	56,066	1,229
Xsight Labs Ltd. Series D (d)(e)	60,136	481
		1,710
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	18,992	2,081
Software - 0.0%
Databricks, Inc. Series G (d)(e)	1,359	241
Stripe, Inc. Series H (d)(e)	6,300	253
Thoughtworks, Inc. Series A (d)(e)	2,404	1,350
		1,844
TOTAL INFORMATION TECHNOLOGY		5,635

TOTAL CONVERTIBLE PREFERRED STOCKS		6,883

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	72,600	8,077
TOTAL PREFERRED STOCKS
(Cost $12,102)		14,960
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 6/3/21 to 8/12/21 (f)
(Cost $12,620)	12,620	12,620

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (Cost $1,011)(d)(e)(g)	$1,011	$1,011
	Shares	Value (000s)

Fixed-Income Funds - 27.1%
Fidelity Investment Grade Bond Central Fund (h)
(Cost $1,764,928)	15,507,150	1,767,195

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.03% (i)	241,586,165	241,634
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	17,743,175	17,745
TOTAL MONEY MARKET FUNDS
(Cost $259,379)		259,379
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,920,908)		6,541,839
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,377)
NET ASSETS - 100%		$6,532,462

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	822	June 2021	$172,719	$9,354	$9,354

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,238,000 or 0.3% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,118,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,895,000.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ABL Space Systems Series B	3/24/21	$757
Amyris, Inc.	2/3/20 - 6/4/20	$1,365
Ant International Co. Ltd. Class C	5/16/18	$2,602
Astranis Space Technologies Corp. Series C	3/19/21	$1,229
Beta Technologies, Inc. Series A	4/9/21	$491
ByteDance Ltd. Series E1	11/18/20	$2,081
Circle Internet Financial Ltd. 0%	5/11/21	$1,011
Databricks, Inc. Series G	2/1/21	$241
Epic Games, Inc.	3/29/21	$1,518
Space Exploration Technologies Corp. Class A	2/16/21	$672
Stripe, Inc. Class B	5/18/21	$626
Stripe, Inc. Series H	3/15/21	$253
Thoughtworks, Inc. Series A	1/13/21	$1,472
Xsight Labs Ltd. Series D	2/16/21	$481

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$95
Fidelity High Income Central Fund	1,466
Fidelity Investment Grade Bond Central Fund	59,238
Fidelity Securities Lending Cash Central Fund	15
Total	$60,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$78,429	$1,380	$82,096	$2,510	$(223)	$--	0.0%
Fidelity Investment Grade Bond Central Fund	1,364,888	462,552	--	--	(60,245)	1,767,195	5.6%
Total	$1,443,317	$463,932	$82,096	$2,510	$(60,468)	$1,767,195

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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